REGULATORY REQUIREMENT	12 Months Ended
Dec. 31, 2019
REGULATORY REQUIREMENT
REGULATORY REQUIREMENT

19. REGULATORY REQUIREMENT

The Company’s broker-dealer subsidiaries, TBNZ, Marsco, US Tiger Securities and Tiger Brokers SG are subject to capital requirements determined by its respective regulators.

TBNZ, the Company’s New Zealand subsidiary, is subject to New Zealand’s Exchange (“NZX”) capital adequacy requirements under the Section 19, NZX Participant Rules, by which TBNZ’s current financial health is measured by assessing its liquidity against the risks it is exposed to.  At all times TBNZ must maintain its net capital (described as “net tangible current assets” or “NTCA” under NZX’s rule), at a level equal to, or greater than the net capital requirement (described as “prescribed minimum capital adequacy” or “PMCA”).

In December 2019, TBNZ received an inspection report from FMA ("Financial Market Authority of New Zealand")  for failing to have several adequate anti-money laundering protections in place. The warnings do not suggest that the business have allowed or enabled illegal activity to take place. TBNZ has submitted the remediation plan on April 17, 2020 which outlined and described  the measures and time line to amend the issues to become compliant.

Marsco and US Tiger Securities, the Company’s USA subsidiaries, are subject to the Uniform Net Capital Rule (Rule 15c3-1) under the Exchange Act in the USA, which requires the maintenance of minimum net capital.

Tiger Brokers SG, the Company’s Singapore subsidiary, is subject to the Securities and Futures Regulations 2013 (Rg 2013) under the Chapter 289 of Securities and Futures Act in Singapore, which requires the maintenance of minimum net capital.

As of December 31, 2018 and 2019, all of the Company’s broker-dealer subsidiaries met applicable minimum net capital requirements. The tables below summaries the net capital, the capital requirement and the excess net capital for the Company’s broker-dealer subsidiaries as of December 31, 2018 and 2019:

	Net Capital	Requirement	Excess Net Capital
	US$	US$	US$
December 31, 2018
TBNZ	4,940,125	1,292,056	3,648,069
US Tiger Securities	1,058,863	5,000	1,053,863
Total	5,998,988	1,297,056	4,701,932

	Net Capital	Requirement	Excess Net Capital
	US$	US$	US$
December 31, 2019
TBNZ	26,633,575	17,279,461	9,354,114
Marsco(1)	15,224,882	250,000	14,974,882
US Tiger Securities	4,227,994	100,000	4,127,994
Tiger Brokers SG(2)	1,615,957	823,313	792,644
Total	47,702,408	18,452,774	29,249,634
(1)	Marsco was acquired by the Company in July of 2019.
(2)	Tiger Brokers SG started to operate its business in December of 2019.